FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of general information about financial statements [Abstract]
Schedule Of Contractual Obligations
The following table shows our contractual obligations as at December 31, 2020:

	Payment due by period
(Stated in thousands of U.S dollars)	Less than 1 Year	1 to 3 years	4 to 5 years	More than 5 Years	Total
Accounts payable and accrued liabilities	41,297	—	—	—	41,297
Debt[1]	51,498	60,000	—	—	111,498
Lease liabilities	297	606	578	—	1,481
Interest on debt and lease liabilities	6,517	4,636	28	—	11,181
Current income tax liabilities	12,774	—	—	—	12,774
Purchase obligations	10,109	—	—	—	10,109
Rehabilitation provisions[2]	2,024	10,136	4,778	813	17,751
Total	124,516	75,378	5,384	813	206,091
[1] Includes the outstanding repayment amounts from the 7% Convertible Debentures maturing on August 15, 2021 and the Macquarie Credit Facility.
[2] Rehabilitation provisions indicates the expected undiscounted cash flows for each period.

Summary of capital risk

	As of	As of
	December 31, 2020	December 31, 2019
Equity/(deficiency)	25,774	(32,123)
Long-term debt	55,732	90,782
	81,506	58,659
Cash and cash equivalents	(60,809)	(53,367)
	20,697	5,292